Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income / (loss)	$ 31,153,821	$ (5,877,861)	$ 16,497
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Vessel depreciation	7,656,638	6,556,256	6,458,251
Amortization and write off of deferred charges	298,329	140,704	152,879
Loss on debt extinguishment	1,647,654	0	0
Share-based compensation	230,644	245,922	184,799
Change in the fair value of derivatives	(770,715)	545,859	359,204
Trade accounts receivable	753,020	314,953	393,202
Prepaid expenses	(88,364)	60,678	(138,922)
Other receivables	(782,594)	(424)	(117,833)
Inventories	614,938	(876,569)	58,236
Trade accounts payable	(251,260)	238,081	185,151
Accrued expenses	147,934	(259,915)	(201,787)
Deferred revenues	1,268,418	(199,699)	249,593
Due to related companies	(2,740,172)	1,437,549	7,514,654
Net cash provided by operating activities	39,138,291	2,325,534	15,113,924
Cash flows from investing activities:
Cash paid for vessel acquisitions and capitalized expenses	(36,823,327)	(611,106)	(1,111,297)
Net cash used in investing activities	(36,823,327)	(611,106)	(1,111,297)
Cash flows from financing activities:
Redemption of preferred shares	(16,606,000)	0	(4,300,000)
Proceeds from issuance of common stock, net of commissions paid	9,975,312	0	0
Offering expenses paid	(219,826)	0	0
Preferred dividends paid	(1,085,902)	(713,552)	(1,311,612)
Loan arrangement fees paid	(760,500)	0	(22,500)
Proceeds from related party loan	6,000,000	0	0
Proceeds from long-term bank loans	70,700,000	0	4,500,000
Repayment of related party loan	(2,700,000)	0	0
Repayment of long-term bank loans	(42,697,000)	(5,524,000)	(11,494,000)
Net cash (used in) / provided by financing activities	22,606,084	(6,237,552)	(12,628,112)
Net increase / (decrease) in cash, cash equivalents and restricted cash	24,921,048	(4,523,124)	1,374,515
Cash, cash equivalents and restricted cash at beginning of year	4,606,318	9,129,442	7,754,927
Cash, cash equivalents and restricted cash at end of year	29,527,366	4,606,318	9,129,442
Cash Breakdown
Cash and cash equivalents	26,847,426	938,282	5,396,406
Restricted cash, current	459,940	1,518,036	1,083,036
Restricted cash, long term	2,220,000	2,150,000	2,650,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	29,527,366	4,606,318	9,129,442
Supplemental cash flow information
Cash paid for interest	2,147,352	2,426,395	3,468,478
Financing and investing activities fees:
Offering expenses accrued	12,427	0	0
Paid in-kind dividends	0	1,219,048	78,642
Capital expenditures included in liabilities	28,334	8,194	218,319
Accrued preferred dividends	0	0	358,726
Shares issued in connection with related party loan converted to equity	$ 4,947,654	$ 0	$ 0